Operating Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $327,592, $310,109 and $292,516 for 2013, 2012 and 2011, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $44,084, $39,340 and $36,917 in 2013, 2012 and 2011, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2013:

2014	$277,599
2015	242,261
2016	199,568
2017	152,446
2018	104,186
Later years	244,072
Total minimum lease payments	$1,220,132